CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
Cash and cash equivalents consisted of the following items as of December 31:

	2025	2024

Cash and cash equivalents at banks and on hand	702	889
Cash equivalents with original maturity of less than three months	1,030	800
Cash and cash equivalents *	1,732	1,689
Less overdrafts	—	(1)
Cash and cash equivalents, net of overdrafts, as presented in the consolidated statement of cash flows	1,732	1,688
* Cash and cash equivalents include an amount of US$341 (2024: US$242) relating to banking operations in Pakistan.